Derivative Instruments - Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	$ 5,179	$ 564	$ (2,220)